Financial Risk Management Objective and Policies (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management Objective and Policies [Abstract]
Schedule of increased/(decreased) financial instruments
	Increase/decrease in USD rate to the	Effect on loss before tax
	Egyptian Pound	USD
2022	+/-5%	76,352
2021	+/-5%	30,985

Schedule of foreign exchange rate
	2022
	Rate as at December 31	Average rate for the period from January 1 to December 31
	LBP	LBP

US Dollar	38,000	25,681

Schedule of impact of sayrafa application
	At official rate	At sayrafa rate	Impact
Cost of revenues	407,056	24,587	382,469
Finance costs	315,883	17,119	298,764
General and administrative expenses	799,955	46,645	753,310
Net foreign exchange differences	7,690,532	391,694	7,298,838
Other income	3,082	209	2,873
Revenue	9,416,614	536,265	8,880,349
Selling and distribution expenses	158,475	9,603	148,872
Consultancy and professional fees	1,013	44	969

Schedule of undiscounted financial liabilities, based on contractual payment dates
	On demand	Less than 3 months	3 months to 1 year	1 to 5 years	Total
	USD	USD	USD	USD	USD
December 31, 2022
Bank overdrafts	3,756	-	-	-	3,756
Lease liability	-	-	188,245	168,799	357,044
Trade and other payables	-	12,311,919	14,210,320	-	26,522,239
Total	3,756	12,311,919	14,398,565	168,799	26,883,039

December 31, 2021
Bank overdrafts	17,432	-	-	-	17,432
Lease liability	-	-	104,233	135,967	240,200
Trade and other payables	-	6,075,269	9,816,860	-	15,892,129
Total	17,432	6,075,269	9,921,093	135,967	16,149,761